Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000235234_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000235234_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%
C000235233_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000235233_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%
C000235230_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000235230_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%
C000235232_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000235232_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%
C000235231_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000235231_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%
C000235229_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000235229_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%
C000235217_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000235217_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%
C000235220_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000235220_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%
C000235222_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000235222_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%
C000235221_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000235221_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%
C000235218_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000235218_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%
C000235219_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000235219_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%
C000199795_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000199795_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.68%)
C000199795_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000194645_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000194645_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.68%)
C000194645_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.53%
C000242612_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000242612_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.43%
C000203456_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000203456_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.68%)
C000203456_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.82%
C000235215_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000235215_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%
C000242809_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000242809_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.96%
C000098000_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000098000_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.68%)
C000098000_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.80%
C000243069_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000243069_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.62%
C000243071_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000243071_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.62%
C000243070_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000243070_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.62%
C000235234_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.81%
C000235234_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%
C000235234_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%
C000235234_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.73%
C000235233_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.86%
C000235233_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.36%
C000235233_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%
C000235233_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.73%
C000235230_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.06%
C000235230_ClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.66%
C000235230_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.63%
C000235230_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.13%
C000235230_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%
C000235230_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.73%
C000235232_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.81%
C000235232_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%
C000235232_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%
C000235232_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.73%
C000235231_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.74%
C000235231_ClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.23%
C000235231_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%
C000235231_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.23%
C000235231_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%
C000235231_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.73%
C000235229_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.03%
C000235229_ClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.64%
C000235229_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%
C000235229_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.11%
C000235229_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%
C000235229_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.73%
C000235217_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.60%
C000235217_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.86%
C000235217_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%
C000235217_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.77%
C000235220_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.58%
C000235220_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.95%
C000235220_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%
C000235220_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.77%
C000235222_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.83%)
C000235222_ClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	0.41%
C000235222_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.30%
C000235222_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.62%
C000235222_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%
C000235222_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.77%
C000235221_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.60%
C000235221_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000235221_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%
C000235221_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.77%
C000235218_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.43%
C000235218_ClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	0.85%
C000235218_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.43%
C000235218_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	0.85%
C000235218_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%
C000235218_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.77%
C000235219_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.76%)
C000235219_ClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	0.42%
C000235219_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%
C000235219_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.64%
C000235219_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%
C000235219_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.77%
C000199795_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.11%
C000199795_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.80%)
C000199795_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.77%
C000199795_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%
C000199795_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.66%)
C000199795_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000194645_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.74%
C000194645_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.30%
C000194645_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.11%
C000194645_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.79%
C000194645_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.33%
C000194645_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.17%
C000242612_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.25%
C000242612_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.57%
C000242612_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%
C000242612_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.45%
C000203456_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000203456_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.32%
C000203456_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.13%
C000203456_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.92%
C000203456_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.01%)
C000203456_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.74%
C000235215_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.78%
C000235215_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.41%
C000235215_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%
C000235215_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.73%
C000242809_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.55%
C000242809_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.28%
C000242809_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%
C000242809_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.16%
C000098000_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.82%
C000098000_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.11%
C000098000_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.41%
C000098000_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%
C000098000_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.93%
C000098000_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.12%
C000243069_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.77%
C000243069_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.43%
C000243069_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%
C000243069_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.11%
C000243071_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.72%
C000243071_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.38%
C000243071_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%
C000243071_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.11%
C000243070_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.94%
C000243070_ClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.47%
C000243070_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.51%
C000243070_NoLoadClassMember_2024-09-01_2025-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.17%
C000243070_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.60%
C000243070_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.11%